Property, Plant and Equipment - Summary of Carrying Amount of Each Class of Property Plant and Equipment (Detail) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	$ 22,203	$ 38,333	$ 99,119	$ 288,418
Office Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	18,557	31,105	57,601	98,820
Other Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	623	1,938	5,653	11,052
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Property Plant And Equipment	$ 3,023	$ 5,290	$ 35,865	$ 178,546